Subsequent Events (Details) - 12 months ended Dec. 31, 2017	CAD ($) $ / shares shares	USD ($) shares
Subsequent Events (Textual)
Common shares issued	2,000,595
January 5, 2018 [Member]
Subsequent Events (Textual)
Private placement of common shares	1,000,000	1,000,000
Private placement of common shares price per share | $ / shares	$ 0.85
Private placement gross proceeds | $	$ 850,000
Share issue costs relating to private placement | $	$ 850,000
January 5, 2018 One [Member]
Subsequent Events (Textual)
Granted stock options to acquire common shares	835,000	835,000
Granted stock options exercise price per share | $ / shares	$ 4.80
Granted stock options exercise period	7 years	7 years
Granted stock options vest over period	4 years	4 years
January 5, 2018 Two [Member]
Subsequent Events (Textual)
Private placement of common shares	400,000	400,000
Private placement of common shares price per share | $ / shares	$ 4.20
Private placement gross proceeds	$ 2,092,456	$ 1,680,000
Share issue costs relating to private placement	$ 248,874	$ 201,600
Purchase warrant description	Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $8.40 per warrant share until January 21, 2019.	Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $8.40 per warrant share until January 21, 2019.
January 28, 2018 [Member]
Subsequent Events (Textual)
Promissory note | $	$ 1,500,000
January 29 2018 [Member]
Subsequent Events (Textual)
Private placement of common shares	114,274	114,274
Private placement of common shares price per share | $ / shares	$ 5.18
Private placement gross proceeds | $	$ 591,941
Common shares issued	4,571
Common shares price per share | $ / shares	$ 5.18
Paid third party finder's fees relating to private placement | $	$ 35,516
February 19, 2018 [Member]
Subsequent Events (Textual)
Granted stock options to acquire common shares	12,395	12,395
Granted stock options exercise price per share | $ / shares	$ 1
Proceeds for stock options | $	$ 12,395